Long-term Debt and Capital Lease Obligations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Senior Long Term Notes	$ 4,825,384	$ 4,824,753
Capital lease obligations	24,875	24,264
Other	90,825	111,259
Long-term debt and capital lease obligations	8,317,430	8,258,290
Less current maturities	301,275	511,370
Total long-term debt less current maturities	8,016,155	7,746,920
Revolving credit maximum amount available	3,739,400	3,789,550
Revolving credit balance outstanding	2,910,561	2,707,145
Accounts receivable facility	419,250	351,250
Senior Credit Agreement 2012 Member [Member]
Debt Instrument [Line Items]
Senior Credit Agreement	2,910,561	2,707,145
Line of credit outstanding which reduces available borrowings under the revolving credit facility	7,143	9,444
RevolvingCreditUSD [Member]
Debt Instrument [Line Items]
Revolving credit maximum amount available	600,000	600,000
Revolving credit balance outstanding	336,469	138,190
RevolvingCreditEUR [Member]
Debt Instrument [Line Items]
Revolving credit maximum amount available	689,400	689,550
Revolving credit balance outstanding	124,092	68,955
TermLoanA2012 [Member]
Debt Instrument [Line Items]
Revolving credit maximum amount available	2,450,000	2,500,000
Revolving credit balance outstanding	2,450,000	2,500,000
Euro Notes [Member]
Debt Instrument [Line Items]
Senior Long Term Notes	46,535	46,545
EIB Agreements [Member]
Debt Instrument [Line Items]
Senior Long Term Notes		193,074
Accounts Receivable Facility [Member]
Debt Instrument [Line Items]
Maximum amount available	800,000
Balance outstanding	351,250
Line of credit outstanding which reduces available borrowings under the revolving credit facility	$ 65,622